Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used

The following assumptions were used in the Black-Scholes option pricing model for determining the value of options and SARs granted during the six months ended June 30, 2024 and 2023:

	For the six months ended June 30,
	2024	2023
Weighted average share price at the date of grant (1)	USD 11.44 (CHF 10.18)	USD 7.85 (CHF 7.05)
Range of expected volatilities (%) (2)	85.54 - 93.00	68.70
Range of expected terms (years) (3)	5.50 - 6.25	6.25
Range of risk-free interest rates (%) (1)(4)	3.91 - 4.63	3.53
Dividend yield (%)	0.00	0.00

(1) Following the NASDAQ listing, the equity award exercise price is denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.

(2) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(3) The expected term represents the period that share-based awards are expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.

Summary the Following Table Company's Stock Option and SAR activity under the 2023 ESOP Plan

The following table summarizes the Company’s stock option and SAR activity under the 2023 ESOP for the six months ended June 30, 2024 and 2023:

	For the six months ended June 30, 2024			For the six months ended June 30, 2023
	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates	Number of awards (1)	Weighted average exercise price (1) (CHF)	Range of expiration dates
Outstanding as of January 1,	3,466,210	4.50	2027 - 2033	1,762,949	2.39	2027 - 2031
Options granted(2)	1,336,922	10.18	2034	1,449,500	7.18	2028 - 2033
SARs granted	—	—	—	134,765	7.18	2033
Earnout options granted	—	—	—	369,737	0.01	2028
Forfeited(3)	(119,910)	5.11	2032 - 2033	—	—	—
Exercised(3)	(95,590)	2.77	2027 - 2032	—	—	—
Outstanding as of June 30,	4,587,632	6.29	2028 - 2034	3,716,951	4.19	2027 - 2033

(1) Retroactive application of the recapitalization effect due to the BCA, the exchange ratio of 1.1432 was applied to the number of awards and the weighted average exercise price was divided by the same exchange ratio.

(2) Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Employee Stock Option and Incentive Plan (“2018 ESOP”) options for converted 2023 Plan options is not reflected in the table above. Refer to Note 4 - Financing Activities for further details.

(3) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2024 and 2023. No SARs had been exercised or forfeited during the six months ended June 30, 2024 and 2023.

Summary of Restricted Stock Unit Activity Under 2023 ESOP Plan	The following is a summary of restricted stock unit activity for the six months ended June 30, 2024:

	For the six months ended June 30, 2024
	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates
Outstanding as of January 1, 2024	—	—	—
RSUs granted	466,908	9.84	2034
RSUs forfeited	—	—	—
RSUs vested/released	—	—	—
Outstanding as of June 30, 2024	466,908	9.84	2034